BORROWING - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Amount of loan secured by wholly owned subsidiary Renren Inc.	$ 2,000
Interest Expense	245	$ 1	$ 3
East West Bank
Debt Instrument [Line Items]
Amount of loan secured by wholly owned subsidiary Renren Inc.	$ 2,000
Loan One [Member] | East West Bank
Debt Instrument [Line Items]
Annual interest rate	6.00%
Loan One [Member] | Qianxiang Shiji Technology Development (Beijing) Co
Debt Instrument [Line Items]
Amount of loan secured by wholly owned subsidiary Renren Inc.	$ 6,277
Loan Two [Member] | East West Bank
Debt Instrument [Line Items]
Annual interest rate		2.80%